Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Writedown of deferred income tax assets	$ (51)	$ (18)
Net deferred tax liabilities	(345)	(454)
Gross carrying amount | Net operating loss carryforwards(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	469	494
Gross carrying amount | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	140	122
Gross carrying amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(717)	(828)
Gross carrying amount | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(107)	(141)
Gross carrying amount | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	62	56
Gross carrying amount | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22	42
Gross carrying amount | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	31	40
Gross carrying amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2	4
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(98)	(211)
Writedown of deferred income tax assets	247	243
Net deferred tax liabilities	$ (345)	$ (454)